TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Apr. 30, 2018
Disclosure of transactions between related parties [abstract]
Schedule of Intra-Group transactions
	Qdoxx Pharma		Oasmia Incentive
TSEK	MAY 1, 2017– APR 30, 2018	MAY 1, 2016– APR 30, 2017	MAY 1, 2017– APR 30, 2018	MAY 1, 2016– APR 30, 2017
Parent Company’s opening liabilities	62	99	1,601	204
Transactions during the year	(20)	(37)	1,140	1,397
Parent Company’s closing liabilities	42	62	2,741	1,601